Financial liabilities at FVTPL_Details of financial liabilities at FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	₩ 2,870,676		₩ 2,117,919
Financial liabilities at fair value through profit or loss designated as upon initial recognition	87,626		164,767
Total	2,958,302	$ 2,560,192	2,282,686
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	2,870,676		2,117,919
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	27,530		27,058
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss mandatorily measured at fair value	2,843,146		2,090,861
Equity-linked securities in short position
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss designated as upon initial recognition	₩ 87,626		₩ 164,767